GOING CONCERN AND MANAGEMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Going Concern And Management Plans [Abstract]
Summary of financial position
	Year ended December 31,
	2015	2014

Financial Position Summary
Cash and cash equivalents	$110	$510
Working capital (deficit)	$(15,695)	$(6,560)
Balance outstanding on convertible debentures, convertible notes payable and term loan	$11,317	$6,840
Stockholders’ (deficit)/equity	$(14,344)	$14,067